Selling and Marketing (Details) - Schedule of Selling and Marketing - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 3,343	$ 2,601	$ 2,847
Advertising and marketing	1,285	1,953	1,587
Travel and conferences	157	169	71
Total	$ 4,785	$ 4,723	$ 4,505